Trade Accounts Receivables	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Trade Accounts Receivables

12) Trade Accounts Receivables

(a) Trade Accounts Receivables

Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2013 and 2012, there was no provision for doubtful accounts.

(b) Other Current Assets

Other current assets consist of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Insurance claims for recoveries	—	$1,000
Refund of value added tax	312	—
Prepaid expenses	247	191
Current portion of deferred debt issuance cost	1,116	982
Deferred incremental costs of MLP offering	—	1,078
Other receivable	139	208

Total other current assets	$1,814	$3,459

Deferred incremental costs of MLP offering includes specific incremental costs directly attributable to the offering of the Partnership units in the IPO, such as legal fees, auditor fees, printing costs, travel costs and similar items. These costs are deferred and have been charged against the gross proceeds of the offering at the close of the IPO.